LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Future Minimum Lease Payments Relating To The Right Of Use Assets [Abstract]
Schedule of future minimum lease payments relating to the right-of-use assets	Future minimum lease payments relating to the
right-of-use
assets as at December 31, 2020 in aggregate for the next five years and thereafter are as follows:

2021	$829
2022	554
2023	269
2024	258
2025	269
2026 and thereafter	31,594
$33,773